Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Stockholders' Equity
22)	STOCKHOLDERS’ EQUITY
As of December 31, 2025 and 2024, stockholders’ equity excludes investments in CPOs of the Parent Company held by subsidiaries of $24 (20,541,277 CPOs) and $12 (20,541,277 CPOs), respectively, which were eliminated within “Other equity reserves.”

22.1)	COMMON STOCK
As of December 31, 2025 and 2024, the common stock of Cemex, S.A.B. de C.V. was presented as follows:

	2025		2024

Shares 1	Series A 2	Series B 2	Series A 2	Series B 2
Subscribed and paid shares	29,016,656,496	14,508,328,248	29,016,656,496	14,508,328,248
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415
	29,898,099,326	14,949,049,663	29,898,099,326	14,949,049,663

1	As of December 31, 2025 and 2024, 13,068,000,000 shares correspond to the fixed portion, and 31,779,148,989 shares correspond to the variable portion, respectively.

2
Series “A” or Mexican shares must represent at least 64% of Cemex, S.A.B. de C.V.’s capital stock; Series “B” or free subscription shares must represent at most 36% of Cemex, S.A.B. de C.V.’s capital stock.

On March 25, 2025 stockholders at the general ordinary shareholders’ meeting of Cemex, S.A.B. de C.V. approved: (a) the payment of a cash dividend for a total of $130 in four equal quarterly installments beginning in June 2025 and finalizing in March 2026; (b) setting the amount of $500 or its equivalent in Pesos as the maximum amount that during fiscal year 2025, and until the next ordinary general shareholders’ meeting of Cemex, S.A.B. de C.V. is held, Cemex, S.A.B. de C.V. may use for the acquisition of its own shares or securities representing such shares; and (c) the appointment of the members of the Board of Directors, the Audit Committee, the Corporate Practices and Finance Committee and, the Sustainability, Climate Action, Social Impact and Diversity Committee. During 2025, there were no purchases of own shares under the outstanding share repurchase program.
On March 22, 2024 stockholders at the general ordinary shareholders’ meeting of Cemex, S.A.B. de C.V. approved: (a) the payment of a cash dividend for a total of $120 in four equal quarterly installments beginning in June 2024 and finalizing in March 2025; (b) setting the amount of $500 or its equivalent in Pesos as the maximum amount that during fiscal year 2024, and until the next ordinary general shareholders’ meeting of Cemex, S.A.B. de C.V. is held, Cemex, S.A.B. de C.V. may use for the acquisition of its own shares or securities representing such shares; (c) the appointment of the members of the Board of Directors, the Audit Committee, the Corporate Practices and Finance Committee and, the Sustainability, Climate Action, Social Impact and Diversity Committee; and (d) the extension of share-based long-term compensation programs in shares of Cemex, S.A.B. de C.V.’s until December 31, 2028. During 2024, there were no purchases of own shares under the outstanding share repurchase program.
On March 23, 2023, stockholders at the general ordinary shareholders’ meeting of Cemex, S.A.B. de C.V. approved: (a) setting an amount of $500 or its equivalent in Pesos, as the maximum amount of resources that during fiscal year 2023, and until the next general ordinary shareholders’ meeting is held that Cemex, S.A.B. de C.V. may use for the acquisition of its own shares or securities representing such shares; (b) authorize the Parent Company’s Board of Directors to determine the bases on which the acquisition and placement of said shares shall be instructed, designate the persons that shall make the decisions to acquire or place them, appoint those responsible for carrying out the transaction and giving the corresponding notices to the authorities; and (c) to decrease Cemex, S.A.B. de C.V.’s capital stock, in its variable part, through the cancellation of 662 million of own shares (22.1 million ADSs), which were acquired through the share repurchase program in 2022. During 2023, there were no purchases of own shares under the outstanding share repurchase program.
In 2025, 2024 and 2023, Cemex, S.A.B. de C.V. did not issue shares in connection with its executive share-based compensation programs (note 23).

22.2)	OTHER EQUITY RESERVES AND SUBORDINATED NOTES
As of December 31, 2025 and 2024, other equity reserves and subordinated notes were integrated as follows:

		2025	2024
Other equity reserves	$	(2,429)	(2,756)
Subordinated notes		1,983	1,986
	$	(446)	(770)

Other equity reserves
As of December 31, 2025 and 2024, other equity reserves are detailed as follows:

	2025	2024
Cumulative translation effect, tax effects from deferred income taxes recognized directly in equity (note 21.2) and derivative financial instruments designated as cash flow hedges	$(646)	(1,066)
Cumulative actuarial losses	(336)	(324)
Cumulative coupons accrued under perpetual debentures	(1,070)	(1,070)
Cumulative coupons accrued and premiums paid on subordinated notes	(474)	(347)
Other effects	97	51
	$(2,429)	(2,756)
For the years ended December 31, 2025, 2024 and 2023, the foreign exchange fluctuations included in the comprehensive income (note 3.3), were as follows:

	2025	2024	2023
Foreign currency translation results 1	$758	(275)	356
Foreign exchange fluctuations from debt related to the acquisition of foreign entities	(118)	68	(28)
Foreign exchange fluctuations from intercompany balances	(303)	1	(73)
	$337	(206)	255

1
These effects relate to the translation of foreign subsidiaries’ financial statements, include changes in the fair value of financial derivative instruments designated to hedge a net investment (notes 3.4 and 18.4).

Subordinated notes
In June 2025, the Parent Company issued $1,000 of 7.200% subordinated notes (the “2025 Subordinated Notes”). After issuance costs, the Parent Company received $989. The Notes have no fixed maturity date and will be subordinated to all senior obligations, equal in right of payment to existing subordinated notes mentioned below.
In March 2023, the Parent Company issued $1,000 of 9.125% subordinated notes (the “2023 Subordinated Notes”). After issuance costs, the Parent Company received $
992
. The 2023 Subordinated Notes were aligned with the Green Financing Framework (the “GFF”) and the net proceeds obtained in the issuance should be applied to finance, in whole or in part, one or more new or existing Eligible Green Projects (“EGPs”) under its GFF’s use-of-proceeds.
EGPs include those related to pollution prevention and control, renewable energy, energy efficiency, clean transportation, sustainable water and wastewater management, and eco-efficient
and/or circular economy adapted products, production technologies and processes. On April 10, 2025, the 2023 Subordinated Notes were redeemed at nominal value plus a premium of 1%, together with accrued and unpaid interest on the Notes up to, but not including, the redemption date, for a total amount of $
1,028
.
In June 2021, the Parent Company issued $1,000 of 5.125% subordinated notes (the “2021 Subordinated Notes”). After issuance costs, the Parent Company received $
994
. The net proceeds obtained were used to repurchase in full the balance then outstanding of perpetual debentures issued by subsidiaries and the repayment of debt.
Under the 2025 Subordinated Notes and the 2021 Subordinated Notes (jointly the “Subordinated Notes”), which do not have a maturity or repayment date or mandatory redemption date, interest may be deferred indefinitely at the sole discretion of the Parent Company. In addition, the Subordinated Notes: (i) are not redeemable at the option of the holders of the Subordinated Notes (the “Noteholders”), (ii) do not have the benefit of standard debt covenants, and (iii) do not include an event of default relating to a payment or covenant default with respect to any indebtedness of Cemex. Moreover, the Parent Company is in control of the instances that may lead to the repayment of the Subordinated Notes, including Cemex’s repurchase option on the fifth anniversary of each issuance, specific redemption events as well as those under a reorganization event under the applicable laws. In the hypothetical event of liquidation of the Parent Company, the Noteholders would have a claim on any residual net assets available after all liabilities have been settled; therefore, the Noteholders have no guarantee of collecting the principal amounts of the Subordinated Notes or any deferred accrued interest, if any.
Based on the above characteristics of the Subordinated Notes, included in contractual terms that are considered to be substantive, and legal considerations, under IAS 32,
Financial Instruments: Presentation
(“IAS 32”), Cemex concluded that the Subordinated Notes do not meet the definition of financial liability under IAS 32, and consequently are classified in controlling interest stockholders’ equity within “Other equity reserves”.

Subordinated notes – continued
The classification as equity of the Subordinated Notes can be summarized as follows:
As mentioned above, the Subordinated Notes do not meet the definition of financial liability considering that they include no contractual obligation: (i) to deliver cash or another financial asset to another entity; or (ii) to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the issuer. This is because:

•
The Noteholders have agreed to the deferral of interest and principal, given that the Parent Company has the unilateral and unconditional right to perpetually defer the payment of principal and interest;

•
The Parent Company controls any payments to be made to the Noteholders, including in the event of bankruptcy under either the laws of Mexico (
Ley de Concursos Mercantiles
) or U.S. bankruptcy laws (Chapter 11); and

•
The Subordinated Notes contractually evidence a residual interest in the assets of the Parent Company after deducting all of its liabilities. The only requirement to settle the Notes would be in liquidation, which is akin to an equity instrument under IAS 32.

Coupon and premiums on the Subordinated Notes were included in “Other equity reserves” for $127 in 2025, $143 in 2024 and $120 in 2023.

22.3)	RETAINED EARNINGS
The Parent Company declared dividends of $130 for 2025 and $120 for 2024 (note 22.1). As of December 31, 2025, $33 remained payable.

22.4)	NON-CONTROLLING INTEREST
Non-controlling
interest
Non-controlling
interest reflects the portion of equity and results attributable to non-controlling
stockholders in consolidated subsidiaries (note 28). As of December 31, 2025 and 2024, non-controlling
interest in equity was $308 and $301, respectively. In 2025, 2024 and 2023, non-controlling
interests in consolidated net income were $10, $21 and $17, respectively.